Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Schedule of Movement of Lease Liabilities
The evolution of lease liabilities in 2019 was as follows:

Millions of euros	Lease liabilities
Balance at 12/31/2018	—
First application impacts due to accounting changes (Note 2)	7,705
Additions	1,474
Principal and interests payments	(1,654)
Principal payments	(1,518)
Interests payments	(185)
Minus: Payments of companies held for sale and sold companies during 2019	49
Disposals	(261)
Exclusion of companies	(121)
Accrued interests	199
Translation differences	23
Transfers and others	(139)
Balance at 12/31/2019	7,226

Schedule of Maturity of Lease Liabilities
The maturity schedule of lease liabilities at December 31, 2019 is as follows:

Millions of euros
	Current	Non-Current
Maturity	2020	2021	2022	2023	2024	Subsequent years	Non-current total	Total
Lease liabilities	1,600	1,312	943	892	577	1,902	5,626	7,226